                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         DundeeWealth US, LP
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   Address:      1160 West Swedesford Road, Suite 140
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                 Berwyn, PA 19312
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Form 13F File Number: 28-14406
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David C. Lebisky
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Title:   Director, Regulatory Administration
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Phone:   610-854-0902
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Signature, Place, and Date of Signing:

   /s/ David C. Lebisky               Berwyn, PA          February 14, 2012
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           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-11685                    GCIC Ltd.
       ---------------          -----------------------------------------
    28-11021                    Mount Lucas Management LP
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    28-03459                    Smith Asset Management Group LP
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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 5
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Form 13F Information Table Value Total: 12,843
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Chicago Bridge &
 Iron Co. NV               NY Registry SH  167250109 2,623    66,138    SH           OTHER                           66,138
SAP AG                     SPON ADR        803054204 2,767    45,513    SH           OTHER                           45,513
Valeant Pharmaceuticals
 International, Inc.       COM             91911K102 2,334    55,529    SH           OTHER                           55,529
Virgin Media, Inc.         COM             92769L101 2,896    116,074   SH           OTHER                          116,074
Yamana Gold, Inc.          COM             98462Y100 2,223    168,721   SH           OTHER                          168,721